CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Retirement benefit assets		£ 3,823	£ 4,531
Net defined benefit liability		126	230
Other provisions		1,591	1,933
Financial assets, at fair value		28,074	35,095
Financial liabilities, at fair value		11,050	11,180
Intangible assets other than goodwill		4,654	4,144
Legal proceedings contingent liability
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Increase in current tax liability		760
Decrease in deferred tax asset		295
Accumulated amortisation
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Intangible assets other than goodwill		7,343	6,643	£ 6,149
Charge for the year		£ 895	£ 954
Capitalised software enhancements £m
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Remaining amortisation period of intangible assets material to entity		4 years 6 months	4 years 8 months 12 days
Capitalised software enhancements £m
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Intangible assets other than goodwill		£ 3,964	£ 3,383
Capitalised software enhancements £m | Accumulated amortisation
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Intangible assets other than goodwill		3,627	2,998	£ 2,574
Charge for the year		825	884
Regulatory and legal provisions £m
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Other provisions		708	1,054
1 Year decrease in estimated useful life | Capitalised software enhancements £m
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Charge for the year	£ 200
Defined benefit pension schemes
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Net defined benefit liability (asset)		3,732	4,404
Retirement benefit assets		3,823	4,531
Net defined benefit liability		£ 91	£ 127